DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Depreciation, amortization and impairment by function (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation, amortization and impairment by function
Total	$ 273.8	$ 220.9	$ 392.4
Cost of goods sold
Depreciation, amortization and impairment by function
Total	38.0	38.0	34.0
Selling, general and administrative expenses
Depreciation, amortization and impairment by function
Total	235.8	182.9	160.4
Impairment losses on non-financial assets
Depreciation, amortization and impairment by function
Total	$ 0.0	$ 0.0	$ 198.1